CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	May 31, 2016	May 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (615,075)	$ (476,512)	$ (2,610,299)	$ (1,515,587)
Adjustments to reconcile net loss to net cash used in operating activities:
Imputed interest	271	271	1,078	716
Change in fair value of derivative	(123,921)	0	(61,757)	0
Interest expense - excess of discount over principal	0	0	11,330	0
Issuance of stock for services	0	25,950	118,050	0
Note issued as commitment	0	0	200,000	0
Impairment of note receivable	0	0	0	500,000
Stock-based compensation	0	27,292	327,500	37,500
Amortization of debt discounts	202,196	16,666	286,317	5,556
Depreciation and amortization expense	331	295	1,288	0
Changes in assets and liabilities:
Deposits	0	0	0	(50,000)
Prepaid expenses	0	12,334	25,058	(38,955)
Accounts payable and accrued expenses	59,905	51,058	285,993	136,327
Accrued compensation	37,500	31,250	161,243	106,250
Due to related parties	4,697	(525)	(525)	18,455
Accrued interest, related party	34,191	9,452	64,811	3,337
Accrued interest	21,412	7,562	38,486	2,630
Net cash used in operating activities	(378,493)	(294,907)	(1,151,427)	(793,771)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of cash for note receivable	0	0	0	(500,000)
Payments to acquire equipment	0	0	(2,674)	0
Payment for construction in progress	(11,513)	0	(106,726)	0
Payments to acquire intangible assets	0	(2,674)	0	(2,158)
Payments for investment in shell company	0	0	0	(295,250)
Net cash used in investing activities	(11,513)	(2,674)	(109,400)	(797,408)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	0	0	0	1,000,000
Proceeds from related party convertible notes payable	150,000	0	767,500	0
Proceeds from related party notes payable	179,000	150,000	72,750	600,000
Proceeds from issuance of convertible note	0	0	300,000	200,000
Repayments of related party notes payable	(24,000)	0	0	0
Net cash provided by financing activities	305,000	150,000	1,140,250	1,800,000
Net increase in cash and cash equivalents	(85,006)	(147,581)	(120,577)	208,821
Cash and cash equivalents at beginning of period	88,244	208,821	208,821	0
Cash and cash equivalents at end of period	3,238	61,240	88,244	208,821
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0	0	0	0
Income taxes paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued to founder for intellectual property	0	500	0	500
Discount on notes from beneficial conversion feature and warrants	0	0
Convertible note issued for unpaid accrued salary	250,000	0	0	0
Related party notes payable reclassified as related party convertible notes payable	222,750	0	1,367,500	0
Effect of reverse merger	$ 0	$ 0	0	16,352
Non-Related Party Debt [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on notes from beneficial conversion feature and warrants			502,296	200,000
Related Party Debt [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on notes from beneficial conversion feature and warrants			$ 1,321,176	$ 0